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[REEDSMITH LETTERHEAD]

                                                                  Reed Smith LLP
                                                             1301 K Street, N.W.
                                                         Suite 1100 - East Tower
                                                     Washington, D.C. 20005-3373
                                                                 +1 202 414 9200
                                                             Fax +1 202 414 9299
                                                               www.reedsmith.com

W. THOMAS CONNER
Direct Phone: +1 202 414 9208
Email: tconner@reedsmith.com

April 22, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:    Pre-Effective Amendment No. 1
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-186204/811-03365
       (Series L - 4 Year (offered on and after April 29, 2013))

Commissioners:


On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-registration statement to April 29, 2013. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,


/s/ W. Thomas Conner
W. Thomas Conner

Attachment
cc:    Michele H. Abate, Esq.
       John M. Richards, Esq.

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